Tax charge - Reconciliation of shareholder effective tax rate (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of effective tax rate
Adjusted operating profit (loss)	$ 2,541	$ 2,619
Non-operating (loss) profit	(1,878)	(1,460)
Profit (loss) before tax	$ 663	1,159
Expected tax rate, attributable to shareholders (as a percent)	21.00%
Tax at the expected rate, attributable to shareholders	$ 140	$ 232
Tax at the expected rate, attributable to shareholders, percentage impact on ETR	21.10%	20.00%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	$ (45)	$ (70)
Income not taxable or taxable at concessionary rates, percentage impact on ETR	(6.80%)	(6.00%)
Deductions not allowable for tax purposes	$ 21	$ 26
Deductions not allowable for tax purposes, percentage impact on ETR	3.20%	2.20%
Items related to taxation of life insurance businesses	$ (55)	$ (179)
Items related to taxation of life insurance businesses, percentage impact on ETR	(8.30%)	(15.40%)
Deferred tax adjustments	$ 3	$ (12)
Deferred tax adjustments, percentage impact on ETR	0.50%	(1.00%)
Unrecognised tax losses	$ 72
Unrecognised tax losses, percentage impact on ETR	10.90%
Effect of results of joint ventures and associates	$ (37)	$ (35)
Effect of results of joint ventures and associates, percentage impact on ETR	(5.60%)	(3.00%)
Irrecoverable withholding taxes	$ 26	$ 27
Irrecoverable withholding taxes, percentage impact on ETR	3.90%	2.30%
Other	$ 10	$ 5
Other, percentage impact on ETR	1.50%	0.40%
Total effects of recurring tax reconciliation items	$ (5)	$ (238)
Total tax rate, Effects of recurring tax reconciliation items	(0.70%)	(20.50%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	$ 21	$ 20
Adjustments to tax charge in relation to prior years, percentage impact on ETR	3.10%	1.70%
Movements in provisions for open tax matters	$ (12)	$ 8
Movements in provisions for open tax matters, percentage impact on ETR	(1.80%)	0.70%
Demerger related activities		$ 4
Demerger related activities, percentage impact on ETR		0.40%
Impact of carry back of US losses	$ (16)
Impact of carry back of US losses, percentage impact on ETR	(2.40%)
Impact of changes in local statutory tax rates	$ 1
Impact of changes in local statutory tax rates, percentage impact on ETR	0.20%
Adjustments in relation to business disposals		$ (25)
Adjustments in relation to business disposals, percentage impact on ETR		(2.20%)
Total effects of non-recurring tax reconciliation items	$ (6)	$ 7
Total tax rate, Effects of non-recurring tax reconciliation items	(0.90%)	0.60%
Total actual tax charge (credit), attributable to shareholders	$ 129	$ 1
Total actual tax charge (credit), attributable to shareholders, percentage impact on ETR	19.50%	0.10%
Tax charge (credit) on:
Tax on adjusted operating profit (loss)	$ 467	$ 430
Tax on non-operating (loss) profit	$ (338)	$ (429)
Analysed into:
Adjusted operating profit (loss) (as a percent)	18.00%	16.00%
Adjusted operating profit, excluding non-recurring tax reconciling items (as a percent)	18.00%	16.00%
Total actual tax charge (credit) (as a percent)	19.00%	0.00%
Unallocated to a segment (Other operations)
Reconciliation of effective tax rate
Adjusted operating profit (loss)	$ (458)
Non-operating (loss) profit	30
Profit (loss) before tax	$ (428)
Expected tax rate, attributable to shareholders (as a percent)	18.00%
Tax at the expected rate, attributable to shareholders	$ (77)
Effects of recurring tax reconciliation items:
Deductions not allowable for tax purposes	3
Unrecognised tax losses	72
Effect of results of joint ventures and associates	(6)
Irrecoverable withholding taxes	26
Other	(6)
Total effects of recurring tax reconciliation items	89
Effects of non-recurring tax reconciliation items:
Total actual tax charge (credit), attributable to shareholders	12	$ (100)
Tax charge (credit) on:
Tax on adjusted operating profit (loss)	$ 12
Analysed into:
Adjusted operating profit (loss) (as a percent)	(3.00%)	10.00%
Adjusted operating profit, excluding non-recurring tax reconciling items (as a percent)	(3.00%)
Total actual tax charge (credit) (as a percent)	(3.00%)	13.00%
Asia | Operating segments
Reconciliation of effective tax rate
Adjusted operating profit (loss)	$ 1,733	$ 1,550
Non-operating (loss) profit	(450)
Profit (loss) before tax	$ 1,283
Expected tax rate, attributable to shareholders (as a percent)	20.00%
Tax at the expected rate, attributable to shareholders	$ 257
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(31)
Deductions not allowable for tax purposes	12
Items related to taxation of life insurance businesses	7
Deferred tax adjustments	3
Effect of results of joint ventures and associates	(31)
Other	3
Total effects of recurring tax reconciliation items	(37)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	21
Movements in provisions for open tax matters	(12)
Impact of changes in local statutory tax rates	1
Total effects of non-recurring tax reconciliation items	10
Total actual tax charge (credit), attributable to shareholders	230	$ 244
Tax charge (credit) on:
Tax on adjusted operating profit (loss)	260
Tax on non-operating (loss) profit	$ (30)
Analysed into:
Adjusted operating profit (loss) (as a percent)	15.00%	14.00%
Adjusted operating profit, excluding non-recurring tax reconciling items (as a percent)	14.00%
Total actual tax charge (credit) (as a percent)	18.00%	10.00%
US | Operating segments
Reconciliation of effective tax rate
Adjusted operating profit (loss)	$ 1,266	$ 1,572
Non-operating (loss) profit	(1,458)
Profit (loss) before tax	$ (192)
Expected tax rate, attributable to shareholders (as a percent)	21.00%
Tax at the expected rate, attributable to shareholders	$ (40)
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(14)
Deductions not allowable for tax purposes	6
Items related to taxation of life insurance businesses	(62)
Other	13
Total effects of recurring tax reconciliation items	(57)
Effects of non-recurring tax reconciliation items:
Impact of carry back of US losses	(16)
Total effects of non-recurring tax reconciliation items	(16)
Total actual tax charge (credit), attributable to shareholders	(113)	$ (143)
Tax charge (credit) on:
Tax on adjusted operating profit (loss)	195
Tax on non-operating (loss) profit	$ (308)
Analysed into:
Adjusted operating profit (loss) (as a percent)	15.00%	17.00%
Adjusted operating profit, excluding non-recurring tax reconciling items (as a percent)	15.00%
Total actual tax charge (credit) (as a percent)	59.00%	35.00%